Summary of Significant Accounting Policies (Details Narrative) - USD ($)				6 Months Ended		12 Months Ended
	Jul. 03, 2023	Jul. 03, 2023	Jan. 01, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Dec. 01, 2021	Dec. 21, 2020
Product Information [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-20	1-for-20
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Cash, FDIC Insured Amount				$ 4,200,000		$ 250,000
Cash						$ 16,800,000		$ 3,100,000
Concentration Risk, License						Other receivables, related party consists of a receivable due from Biofrontera AG for its 50% share of a legal settlement and related costs for which they are jointly and severally liable for the total settlement amount. The Company has a contractual right to repayment of its share of the settlement payment from Biofrontera AG under the Settlement Allocation Agreement entered into on December 9, 2021, which provided that the settlement payments would first be made by the Company and then reimbursed by Biofrontera AG for its share. Although this receivable has credit risk, it is mitigated by the Settlement Allocation Agreement as amended on March 31, 2022, which provides certain remedies to the Company, if Biofrontera AG fails to make timely reimbursements, which the Company may implement in its sole discretion, including the ability to charge interest at a rate of 6.0% per annum for each day that any reimbursement is past due and the ability to offset any overdue reimbursement amounts against payments owed to Biofrontera AG by the Company
Operating Lease, Liability			$ 1,800,000	$ 1,089,000		$ 1,346,000
Debt Instrument, Credit Rating			Based on a synthetic credit rating of Ba3 and a term of 3.33 to six years, the IBR was determined to be 6% for lease liabilities at inception and 8.5% for 2022 lease liabilities			Based on a synthetic credit rating of Ba3 and a term of 3.33 to six years, the IBR was determined to be 6% for leased liabilities at inception and 8.5% for 2022 leased liabilities
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate							55.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%	0.00%	0.00%	0.00%
Advertising Expense						$ 100,000	$ 500,000
Re-Levered Equity [Member]
Product Information [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate						80.00%
Warrant [Member]
Product Information [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate						20.00%
Logistics and Distribution [Member]
Product Information [Line Items]
Selling Expense						$ 500,000	$ 400,000